Annual Total Returns- Transamerica Bond (Class I2) [BarChart] - Class I2 - Transamerica Bond - I2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.04%	12.64%	3.95%	4.23%	(0.45%)	6.22%	5.35%	(0.43%)	9.68%	7.19%